CASH FLOWS SUPPLEMENTAL INFORMATION (Tables)	13 Months Ended
Dec. 31, 2021
Schedule Of Cash Flows Supplemental Information
($ Canadian)	Thirteen months ended December 31, 2021	Year ended November 30, 2020
SUPPLEMENTAL INFORMATION:
Value of shares issued on acquisition of Reciprocity	$7,345,478	$-
Value of options issued on acquisition of Reciprocity	415,208	-
Value of shares issued on acquisiton of Cut & Sew	240,866	-
Value of shares issued on acquistion of Complexity	10,035,546	-
Value of shares issued on reverse acquisiton of GameSquare (Note 25)	-	1,865,356
Value of options issued on reverse acquisition of GameSquare (Note 25)	-	16,030
Value of shares issued on acquistion of Code Red ( Note 4(a))	-	1,735,473
Cash deferred on acquisition of Code Red (Note 4(a))	-	185,000
Value of broker warrants issued (Note 17)	204,006	26,640
Interest paid	17,932	-

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